Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000224297
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class A
Trading Symbol	JAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.46%
AssetsNet	$ 321,415,400	$ 321,415,400
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 3,100,925
InvestmentCompanyPortfolioTurnover	141.00%
C000224296
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class C
Trading Symbol	JACRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.21%
AssetsNet	$ 321,415,400	$ 321,415,400
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 3,100,925
InvestmentCompanyPortfolioTurnover	141.00%
C000224295
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class I
Trading Symbol	JARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
AssetsNet	$ 321,415,400	$ 321,415,400
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 3,100,925
InvestmentCompanyPortfolioTurnover	141.00%
C000224298
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class R6
Trading Symbol	JARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Performance Inception Date		Aug. 17, 2017
AssetsNet	$ 321,415,400	$ 321,415,400
Holdings Count | Holding	41	41
Advisory Fees Paid, Amount	$ 3,100,925
InvestmentCompanyPortfolioTurnover	141.00%
C000224305
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class A
Trading Symbol	JDAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.58%
Performance Inception Date		Jul. 31, 2015
AssetsNet	$ 175,605,801	$ 175,605,801
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 1,250,867
InvestmentCompanyPortfolioTurnover	28.00%
C000224306
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class C
Trading Symbol	JDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.33%
Performance Inception Date		Jul. 31, 2015
AssetsNet	$ 175,605,801	$ 175,605,801
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 1,250,867
InvestmentCompanyPortfolioTurnover	28.00%
C000224307
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class I
Trading Symbol	JDIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Performance Inception Date		Jul. 31, 2015
AssetsNet	$ 175,605,801	$ 175,605,801
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 1,250,867
InvestmentCompanyPortfolioTurnover	28.00%
C000224308
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class R6
Trading Symbol	JDSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.07%
Performance Inception Date		Aug. 17, 2017
AssetsNet	$ 175,605,801	$ 175,605,801
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 1,250,867
InvestmentCompanyPortfolioTurnover	28.00%